RELATED PARTY TRANSACTIONS, Compensation for Key Management and Board of Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Salaries and other emoluments	$ 8,986	$ 11,969	$ 11,627
Total	$ 8,986	$ 11,969	$ 11,627